Affiliated companies and other equity-method investees - Additional information (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
	Jun. 22, 2021	Aug. 21, 2019	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Impairment loss
NRI [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold	14,105,000	101,889,300
Number of shares sold value	¥ 50,002	¥ 159,966
Gain loss on litigation settlement			¥ 36,249		¥ 73,293
NRI [Member] | Third Parties [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold			15,000,000
Number of shares sold value			¥ 57,870
Gain loss on litigation settlement			¥ 42,798
NRI [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage			24.50%	28.60%
Difference between the carrying amount of the equity method investment and the underlying equity in net assets			¥ 57,633	¥ 60,572
NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage			36.60%	36.10%
Difference between the carrying amount of the equity method investment and the underlying equity in net assets			¥ 36,910	¥ 37,140
Impairment loss				¥ 47,661